                                                                           As filed with the Securities and Exchange Commission on October 31, 2006
                                                                                                                                                                                                    File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 60	☒
(Check appropriate box or boxes)
iShares® Trust
(Exact Name of Registrant as Specified in Charter)
c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (415) 597-2000
The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)
With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105
It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 1, 2006 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities
Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 1, 2006, the effectiveness of Post-Effective Amendment No. 47, which was filed on
July 19, 2006 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 60 incorporates by reference the information contained in Parts A,
B and C of Post-Effective Amendment No. 47.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 31st day of October, 2006.

By:
Lee T. Kranefuss*
President

Date: October 31, 2006
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President

Date: October 31, 2006

Richard K. Lyons*
Trustee

Date: October 31, 2006

John E. Martinez*
Trustee

Date: October 13, 2006

George G. C. Parker*
Trustee

Date: October 31, 2006

Cecilia H. Herbert*
Trustee

Date: October 31, 2006

Charles A. Hurty*
Trustee

Date: October 31, 2006

John E. Kerrigan*
Trustee

Date: October 31, 2006

/s/ Michael Latham
Michael Latham
Treasurer

Date: October 31, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: October 31, 2006

*
Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53 (Accession No. 0001193125-06-192766). Power of Attorney, dated February 21, 2006, for Richard K. Lyons is incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”). Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43. Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.